Income Taxes	12 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Income Taxes

9. Income Taxes

BVI

Under the current laws of the BVI, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no BVI withholding tax will be imposed.

US

Under the current Ohio state and US federal income tax, the Company’s Ohio subsidiaries, QHI and MIE, are subject to the Ohio state’s Commercial Activity Tax (“CAT”) and federal income tax. The Ohio CAT is a business tax levied based on the gross receipts from sales. The federal income tax is based on a flat rate of 21% for the calendar year of 2021 (2020: 21%).

The Company’s provision for income taxes consists of the following:

	September 30, 2021	September 30, 2020	September 30, 2019
	US$	US$	US$
Current	13,889	397,553	572,082
Deferred	(321,057)	-	96,714
Total income tax (recovery)	(307,168)	397,553	668,796

Reconciliation of the differences between statutory tax rate and the effective tax rate

The Company operates in serval tax jurisdictions. Therefore, its income is subject to various rates of taxation. The income tax expense differs from the amount that would have resulted from applying the BVI statutory income tax rates to the Company’s pre-tax income as follows:

	September 30, 2021	September 30, 2020	September 30, 2019
	US$	US$	US$
Income before income tax expenses	1,391,481	1,409,108	2,723,554
BVI statutory income tax rate	-%	-%	-%
Income tax calculated at statutory rate	-	-	-
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	13,889	397,553	668,796
Utilization of loss carryforward	-	-	(96,714)
Change in deferred income tax assets due to US reform	-	-	-
Change in deferred income tax assets due to use of loss carryforward	(321,057)	-	96,714
Income tax expense/Effective tax rate	(307,168)	397,553	668,796

Income tax receivable balance as of September 30, 2021 represents amount the Company expects to receive due to the Company overpayment of its income taxes for the current year and overpayments of income taxes for its previous fiscal years as well as a result of the Company’s change of its tax fiscal yearend from December 31 to match its accounting fiscal yearend of September 30.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions.

As of September 30, 2021 and 2020, the Company did not have any significant unrecognized uncertain tax positions.